Note 21 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of components in cash and cash equivalents [text block]
	2020	2019
Short term bank deposits (i)	10,968.0	6,289.6
Current bank accounts	5,860.9	5,403.6
Cash	261.4	207.5
Cash and cash equivalents	17,090.3	11,900.7